9. Stock Compensation (June 30, 2017 Note) (Details - Option activity) - Stock Options - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Stock options Outstanding, beginning balance	432,047	438,547	501,690
Stock options granted	34,500	0	0
Stock options exercised	0	0	0
Stock options cancelled/forfeited	0	(6,500)	(63,143)
Stock options outstanding, ending balance	466,547	432,047	438,547
Stock options exercisable	414,547	414,547	388,414
Range of exercise prices, Option beginning	$3.80-$20.50
Range of exercise prices, Option issued	$1.68
Range of exercise prices, Option ending	$1.68-$20.50
Range of exercise prices, Option exercisable	$3.80-$20.50
Outstanding, Weighted Average Exercise Price, beginning price	$ 10.98	$ 10.94	$ 11.00
Granted, Weighted Average Exercise Price	1.68
Exercised, Weighted Average Exercise Price
Cancelled/Forfeited, Weighted Average Exercise Price		7.96	11.45
Outstanding Weighted Average Exercise Price, ending price	10.30	10.98	10.94
Exercisable, Weighted Average Exercise Price	$ 11.24	$ 11.24	$ 11.53